UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST

(Formerly: Heritage Series Trust)

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

K&L Gates LLP
1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments

Eagle Large Cap Core Fund
Investment Portfolio
January 31, 2009
(unaudited)

			% of net
Common stocks - 90.0%	Shares	Value	assets
Domestic - 79.2%
Advertising - 3.1%
Omnicom Group Inc.	138,050	$ 3,574,114	3.1%
Aerospace/Defense - 1.7%
United Technologies Corporation	41,860	2,008,861	1.7%
Banks - 6.3%
Bank of America Corporation	165,870	1,091,425	0.9%
JPMorgan Chase & Company	43,630	1,113,001	0.9%
Morgan Stanley	89,735	1,815,339	1.6%
State Street Corporation	36,810	856,569	0.7%
SunTrust Banks, Inc.	36,020	441,605	0.4%
The Goldman Sachs Group, Inc.	17,095	1,380,079	1.2%
Wells Fargo & Company	36,665	692,968	0.6%
Biotechnology - 2.3%
Genzyme Corporation*	38,865	2,678,576	2.3%
Computers - 1.6%
Apple, Inc.*	20,255	1,825,583	1.6%
Diversified manufacturer - 2.3%
General Electric Company	223,830	2,715,058	2.3%
Financial services - 1.1%
American Express Company	73,650	1,232,164	1.1%
Healthcare products - 6.9%
Johnson & Johnson	100,535	5,799,864	5.0%
Zimmer Holdings, Inc.*	61,450	2,236,780	1.9%
Healthcare services - 2.5%
UnitedHealth Group Inc.	104,900	2,971,817	2.5%
Insurance - 0.8%
MetLife, Inc.	33,660	967,052	0.8%
Internet - 2.3%
eBay Inc.*	227,340	2,732,627	2.3%
Multimedia - 1.3%
Viacom Inc., Class B*	105,645	1,558,264	1.3%
Oil & gas - 4.7%
ConocoPhillips	49,490	2,352,260	2.0%
EOG Resources Inc.	45,750	3,100,478	2.7%
Pharmaceuticals - 4.0%
Pfizer Inc.	323,700	4,719,546	4.0%
Retail - 11.1%
CVS/Caremark Corporation	208,990	5,617,651	4.8%
Home Depot, Inc.	108,860	2,343,756	2.0%
Staples, Inc.	317,400	5,059,356	4.3%
Semiconductors - 10.4%
Analog Devices, Inc.	101,940	2,036,761	1.7%
Applied Materials, Inc.	490,075	4,592,003	3.9%
Intel Corporation	254,090	3,277,761	2.8%
Texas Instruments Inc.	159,625	2,386,394	2.0%
Software - 7.9%
Adobe Systems Inc.*	56,990	1,100,477	0.9%
Electronic Arts Inc.*	153,740	2,373,746	2.0%
Microsoft Corporation	276,065	4,720,712	4.0%
Oracle Corporation*	71,110	1,196,781	1.0%
Telecommunications - 4.3%
Cisco Systems, Inc.*	129,290	1,935,471	1.7%
Sprint Nextel Corporation*	1,243,220	3,021,025	2.6%
Television, cable & radio - 4.6%
Comcast Corporation, Class A	363,825	5,330,037	4.6%
Total domestic common stocks (cost $147,885,154)		92,855,961	79.2%
Foreign - 10.8% (a)
Diversified manufacturer - 3.0%
Tyco International Ltd.	167,046	3,511,307	3.0%
Healthcare products - 2.3%
Covidien Ltd.	70,086	2,687,097	2.3%
Oil & gas - 3.3%
BP PLC, Sponsored ADR	91,005	3,864,982	3.3%
Oil & gas services - 2.2%
Schlumberger Ltd.	63,525	2,592,455	2.2%
Total foreign common stocks (cost $17,182,392)		12,655,841	10.8%
Total common stocks (cost $165,067,546)		105,511,802	90.0%
Repurchase agreement - 9.9%
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 30, 2009 @
0.12% to be repurchased at $11,572,116 on
February 2, 2009, collateralized by
$9,040,000 United States Treasury Bonds,
7.5% due November 15, 2016 (market value
$11,892,930 including interest) (cost $11,572,000)		11,572,000	9.9%

Total investment portfolio (cost $176,639,546)		117,083,802	99.9%
Other assets and liabilities, net,		112,982	0.1%
Net assets		$117,196,784	100.0%

* Non-income producing security.
(a) U.S. dollar denominated.

ADR - American depository receipt.

Eagle Mid Cap Growth Fund
Investment Portfolio
January 31, 2009
(unaudited)

			% of net
	Shares	Value	assets
Common stocks - 98.5%
Aerospace/Defense - 3.5%
L-3 Communications Holdings, Inc.	48,990	$ 3,871,190	3.5%
Apparel - 0.7%
Coach Inc.*	56,220	820,812	0.7%
Biotechnology - 2.7%
Celgene Corporation*	56,175	2,974,466	2.7%
Chemicals - 3.2%
Huntsman Corporation	511,925	1,361,720	1.2%
Intrepid Potash Inc.*	107,275	2,186,264	2.0%
Commercial services - 6.2%
Apollo Group Inc., Class A*	15,810	1,287,883	1.2%
Corrections Corporation of America*	78,245	1,078,216	1.0%
FTI Consulting, Inc.*	42,745	1,752,972	1.6%
SAIC Inc.*	136,875	2,701,912	2.4%
Computers - 3.9%
Accenture Ltd., Class A	99,460	3,138,958	2.8%
Synopsys, Inc.*	65,665	1,214,802	1.1%
Electronics - 4.2%
Dolby Laboratories, Inc., Class A*	86,505	2,211,068	2.0%
Thermo Fisher Scientific Inc.*	68,175	2,449,528	2.2%
Energy-Alternative sources - 2.6%
First Solar Inc.*	20,650	2,948,820	2.6%
Entertainment - 4.6%
Bally Technologies, Inc.*	152,865	3,086,344	2.8%
Penn National Gaming, Inc.*	109,885	2,049,355	1.8%
Environmental control - 2.6%
Waste Connections, Inc.*	100,050	2,903,451	2.6%
Financial services - 3.9%
Ameriprise Financial, Inc.	89,675	1,806,951	1.6%
TD Ameritrade Holding Corporation*	232,575	2,614,143	2.3%
Food - 2.2%
Dean Foods Company*	128,835	2,491,669	2.2%
Healthcare products - 3.9%
Hologic Inc.*	94,585	1,115,157	1.0%
ResMed Inc.*	82,400	3,287,760	2.9%
Home furnishings - 0.9%
Harman International Industries, Inc.	62,275	1,002,005	0.9%
Insurance - 2.9%
RenaissanceRe Holdings Ltd.	71,780	3,207,848	2.9%
Internet - 8.3%
IAC/InterActiveCorp*	209,177	3,074,902	2.8%
Netflix, Inc.*	97,555	3,525,638	3.2%
VeriSign, Inc.*	132,050	2,549,886	2.3%
Iron/Steel - 3.8%
Cliffs Natural Resources Inc.	76,345	1,768,914	1.6%
Nucor Corporation	60,495	2,467,591	2.2%
Leisure time - 1.1%
WMS Industries, Inc.*	53,320	1,184,770	1.1%
Mining - 2.1%
Freeport-McMoRan Copper & Gold Inc.	93,100	2,340,534	2.1%
Oil & gas - 5.8%
CNX Gas Corporation*	55,612	1,439,239	1.3%
Denbury Resources Inc.*	206,315	2,525,296	2.3%
PetroHawk Energy Corporation*	125,480	2,473,211	2.2%
Oil & gas services - 1.8%
Oceaneering International, Inc.*	59,865	2,062,948	1.8%
Pharmaceuticals - 5.5%
Express Scripts Inc.*	48,235	2,593,114	2.3%
Herbalife Ltd.	61,380	1,258,904	1.1%
Mylan Inc.*	203,160	2,301,803	2.1%
Retail - 6.2%
Advance Auto Parts, Inc.	34,005	1,112,984	1.0%
Copart, Inc.*	79,870	1,924,068	1.7%
GameStop Corporation, Class A*	118,100	2,926,518	2.6%
Nordstrom, Inc.	79,520	1,009,109	0.9%
Semiconductors - 3.0%
Applied Materials Inc.	114,195	1,070,007	1.0%
Linear Technology Corporation	47,100	1,103,082	1.0%
MEMC Electronic Materials, Inc.*	84,740	1,152,464	1.0%
Software - 7.4%
Adobe Systems Inc.*	111,536	2,153,760	1.9%
ANSYS, Inc.*	79,765	1,982,958	1.8%
Eclipsys Corporation*	181,320	1,588,363	1.4%
Novell, Inc.*	705,790	2,611,423	2.3%
Telecommunications - 4.5%
Amdocs Ltd.*	130,915	2,215,082	2.0%
Windstream Corporation	326,620	2,835,062	2.5%
Transportation - 1.0%
Landstar System, Inc.	31,840	1,142,100	1.0%
Total common stocks (cost $125,918,289)		109,957,024	98.5%

Repurchase agreement - 8.6%
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 30, 2009 @
0.12% to be repurchased at $9,631,096 on
February 2, 2009, collateralized by
$7,525,000 United States Treasury Bonds,
7.50% due November 15, 2016 (market value
$9,899,812 including interest) (cost $9,631,000)		9,631,000	8.6%

Total investment portfolio (cost $135,549,289)		119,588,024	107.1%
Other assets and liabilities, net,		(7,881,020)	-7.1%
Net assets		$ 111,707,004	100.0%

* Non-income producing security.

Eagle Mid Cap Stock Fund
Investment Portfolio
January 31, 2009
(unaudited)

			% of net
Common stocks - 99.3%	Shares	Value	assets
Agriculture - 1.5%
Lorillard Inc.	241,145	$ 14,338,482	1.5%
Biotechnology - 1.6%
Bio-Rad Laboratories, Inc., Class A*	242,385	15,401,143	1.6%
Chemicals - 2.7%
Celanese Corporation, Series A	745,025	7,934,516	0.8%
Ecolab Inc.	554,695	18,837,442	1.9%
Commercial services - 7.2%
Apollo Group Inc., Class A*	173,150	14,104,799	1.5%
DeVry Inc.	278,680	14,931,674	1.5%
Hewitt Associates Inc., Class A*	357,393	10,142,813	1.0%
McKesson Corporation	707,470	31,270,174	3.2%
Computers - 3.4%
Cognizant Technology Solutions Corporation, Class A*	792,320	14,840,154	1.5%
IHS Inc., Class A*	236,270	10,348,626	1.1%
NCR Corporation*	590,730	7,413,662	0.8%
Diversified manufacturer - 3.2%
Danaher Corporation	397,978	22,258,910	2.3%
SPX Corporation	208,850	8,794,674	0.9%
Electrical components & equipment - 2.8%
AMETEK, Inc.	858,534	27,438,747	2.8%
Electronics - 4.8%
Amphenol Corporation, Class A	749,286	19,593,829	2.0%
Dolby Laboratories Inc., Class A*	372,605	9,523,784	1.0%
Mettler Toledo International Inc.*	265,325	17,665,338	1.8%
Entertainment - 1.2%
Penn National Gaming Inc.*	596,240	11,119,876	1.2%
Environmental control - 2.2%
Waste Connections, Inc.*	744,895	21,616,853	2.2%
Financial services - 2.6%
CME Group Inc.	55,510	9,653,744	1.0%
IntercontinentalExchange, Inc.*	278,985	15,882,616	1.6%
Food - 3.0%
Dean Foods Company*	857,780	16,589,465	1.7%
H.J. Heinz Company	343,195	12,526,618	1.3%
Forest products & paper - 1.0%
Plum Creek Timber Company, Inc.	305,545	9,401,620	1.0%
Hand/Machine tools - 0.8%
Snap-On Inc.	257,995	7,786,289	0.8%
Healthcare products - 3.0%
C.R. Bard, Inc.	222,643	19,051,562	2.0%
Idexx Laboratories, Inc.*	306,100	10,040,080	1.0%
Healthcare services - 6.0%
Laboratory Corporation of America Holdings*	364,122	21,556,022	2.2%
Lincare Holdings Inc.*	1,081,335	26,006,107	2.7%
Mednax Inc.*	327,315	10,987,965	1.1%
Insurance - 11.2%
Aon Corporation	867,455	32,139,208	3.3%
Arch Capital Group Ltd.*	332,582	20,004,807	2.1%
Axis Capital Holdings Ltd.	496,955	12,056,128	1.2%
HCC Insurance Holdings, Inc.	475,338	11,127,663	1.1%
Reinsurance Group of America Inc.	570,485	20,326,381	2.1%
Unum Group	958,090	13,566,554	1.4%
Machinery - 1.0%
Roper Industries Inc.	235,840	9,702,458	1.0%
Metal fabricate/hardware - 2.1%
Precision Castparts Corporation	318,360	20,677,482	2.1%
Multimedia - 1.0%
Liberty Media Corporation - Entertainment, Class A*	551,990	10,129,016	1.0%
Oil & gas - 2.5%
Comstock Resources Inc.*	246,770	9,409,340	1.0%
Noble Energy, Inc.	297,465	14,554,962	1.5%
Oil & gas services - 1.2%
National Oilwell Varco, Inc.*	434,775	11,495,451	1.2%
Packaging & containers - 4.5%
Owens-Illinois, Inc.*	875,320	16,631,080	1.7%
Pactiv Corporation*	1,272,080	27,502,370	2.8%
Printing & publishing - 5.0%
John Wiley & Sons, Inc., Class A	783,896	27,773,435	2.9%
The Washington Post Company, Class B	52,620	20,551,267	2.1%
Retail - 4.4%
Copart Inc.*	430,480	10,370,263	1.1%
GameStop Corporation, Class A*	645,760	16,001,933	1.7%
TJX Companies, Inc.	808,075	15,692,816	1.6%
Semiconductors - 2.0%
Analog Devices Inc.	458,940	9,169,621	0.9%
Microchip Technology Inc.	542,985	10,300,425	1.1%
Software - 6.5%
Adobe Systems Inc.*	651,705	12,584,424	1.3%
Ansys Inc.*	613,693	15,256,408	1.6%
BMC Software Inc.*	222,670	5,640,231	0.6%
Fiserv, Inc.*	459,645	14,593,729	1.5%
Intuit Inc.*	633,185	14,341,640	1.5%
Telecommunications - 5.3%
Cellcom Israel Ltd.	653,760	13,846,637	1.4%
Harris Corporation	350,900	15,190,461	1.6%
TELUS Corporation	510,430	13,659,107	1.4%
Turkcell Iletisim Hizmetleri AS, Sponsored ADR	694,635	9,148,343	0.9%
Television, cable & radio - 3.1%
Shaw Communications Inc., Class B	538,605	8,698,471	0.9%
The DIRECTV Group, Inc.*	970,560	21,255,264	2.2%
Transportation - 2.5%
C.H. Robinson Worldwide Inc.	287,315	13,210,742	1.4%
J.B. Hunt Transport Services, Inc.	461,300	10,273,151	1.1%
Total common stocks (cost $1,148,558,967)		963,938,852	99.3%

Repurchase agreement - 0.8%
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 30, 2009 @
0.12% to be repurchased at $7,379,074 on
February 2, 2009, collateralized by
$5,765,000 United States Treasury Bonds,
7.5% due November 15, 2016 (market value)
$7,584,374 including interest) (cost $7,379,000)		7,379,000	0.8%

Total investment portfolio (cost $1,155,937,967)		971,317,852	100.1%
Other assets and liabilities, net,		(734,933)	-0.1%
Net assets		$ 970,582,919	100.0%

* Non-income producing security.

ADR - American depository receipt.

Eagle Small Cap Core Value Fund
Investment Portfolio
January 31, 2009
(unaudited)

			% of net
Common stocks - 88.3%	Shares	Value	assets
Banks - 5.9%
Cardinal Financial Corporation	10,915	$ 60,578	1.1%
Glacier Bancorp Inc.	1,875	28,781	0.5%
PrivateBancorp Inc.	1,940	28,285	0.5%
Signature Bank*	2,760	70,904	1.3%
Southwest Bancorp, Inc.	2,600	27,248	0.5%
Sterling Bancshares, Inc.	9,320	51,819	1.0%
Texas Capital Bancshares, Inc.*	4,710	53,176	1.0%
Biotechnology - 2.3%
Charles River Laboratories International, Inc.*	1,855	45,281	0.8%
Cubist Pharmaceuticals, Inc.*	3,855	82,536	1.5%
Building materials - 0.6%
Lennox International Inc.	1,230	34,575	0.6%
Coal - 1.0%
Foundation Coal Holdings Inc.	2,415	39,171	0.7%
Massey Energy Company	1,000	15,180	0.3%
Commercial services - 11.3%
AerCap Holdings NV*	2,685	13,103	0.2%
Chemed Corporation	3,200	128,416	2.4%
Cross Country Healthcare, Inc.*	8,090	60,594	1.1%
Euronet Worldwide, Inc.*	5,640	56,682	1.1%
Gartner, Inc.*	3,965	56,144	1.0%
Interactive Data Corporation	4,325	98,653	1.8%
LECG Corporation*	18,410	60,201	1.1%
Net 1 UEPS Technologies, Inc.*	5,555	74,604	1.4%
On Assignment, Inc.*	13,370	61,903	1.2%
Computers - 2.1%
Electronics for Imaging, Inc.*	5,295	47,073	0.9%
Insight Enterprises, Inc.*	3,700	19,166	0.4%
Mercury Computer Systems, Inc.*	5,030	30,029	0.6%
SMART Modular Technologies (WWH), Inc.*	8,100	9,315	0.2%
Distribution/Wholesale - 2.7%
FGX International Holdings Ltd.*	7,975	98,890	1.8%
School Specialty, Inc.*	2,880	47,520	0.9%
Diversified manufacturer - 0.8%
Barnes Group Inc.	3,840	43,392	0.8%
Electric - 1.1%
Allete, Inc.	1,915	59,556	1.1%
Electrical components & equipment - 0.6%
Belden, Inc.	2,315	30,234	0.6%
Electronics - 1.1%
Benchmark Electronics, Inc.*	3,685	43,262	0.8%
Sonic Solutions, Inc.*	11,285	14,783	0.3%
Engineering & construction - 4.0%
Dycom Industries, Inc.*	9,370	63,810	1.2%
KHD Humboldt Wedag International Ltd.*	2,495	24,775	0.5%
URS Corporation*	3,690	125,644	2.3%
Entertainment - 1.3%
Lions Gate Entertainment Corporation*	12,390	69,508	1.3%
Environmental control - 0.4%
Casella Waste Systems, Inc., Class A*	7,250	20,010	0.4%
Financial services - 1.7%
Compass Diversified Holdings	1,940	20,971	0.4%
MarketAxess Holdings Inc.*	3,690	28,487	0.5%
optionsXpress Holdings, Inc.	4,070	44,322	0.8%
Gas - 2.2%
AGL Resources, Inc.	3,905	120,391	2.2%
Healthcare products - 2.3%
Merit Medical Systems, Inc.*	7,923	121,935	2.3%
Healthcare services - 6.2%
AMERIGROUP Corporation*	2,850	79,714	1.5%
Amsurg Corporation*	5,455	106,863	2.0%
Mednax Inc.*	2,635	88,457	1.7%
Psychiatric Solutions, Inc.*	2,140	55,640	1.0%
Household products - 0.7%
Jarden Corporation*	3,740	39,008	0.7%
Insurance - 5.6%
American Equity Investment Life Holding Company	15,415	103,126	1.9%
Assured Guaranty Ltd.	4,280	32,656	0.6%
First Mercury Financial Corporation*	2,375	26,244	0.5%
IPC Holdings, Ltd.	1,800	46,188	0.9%
Platinum Underwriters Holdings, Ltd.	1,925	53,534	1.0%
Stewart Information Services Corporation	2,340	34,726	0.7%
Internet - 2.0%
1-800-FLOWERS.COM Inc., Class A*	17,710	44,452	0.8%
SonicWALL, Inc.*	17,490	61,565	1.2%
Machinery - 1.1%
Altra Holdings, Inc.*	4,640	32,619	0.6%
Wabtec Corporation	820	24,543	0.5%
Metal fabricate/hardware - 0.8%
Kaydon Corporation	1,575	42,840	0.8%
Mining - 1.5%
IAMGOLD Corporation	12,010	82,148	1.5%
Miscellaneous manufacturer - 0.5%
Polypore International, Inc.*	4,040	27,957	0.5%
Oil & gas - 2.0%
Comstock Resources, Inc.*	2,060	78,548	1.5%
Rosetta Resources, Inc.*	4,330	26,283	0.5%
Oil & gas services - 3.5%
Dresser-Rand Group, Inc.*	4,460	86,881	1.6%
Oceaneering International, Inc.*	2,875	99,072	1.9%
Pharmaceuticals - 1.6%
Herbalife Ltd.	4,050	83,066	1.6%
Printing & publishing - 2.4%
John Wiley & Sons, Inc., Class A	3,650	129,320	2.4%
REITs - 1.3%
BioMed Realty Trust, Inc.	4,250	46,920	0.9%
Kite Realty Group Trust	4,075	18,867	0.4%
Retail - 3.7%
AFC Enterprises, Inc.*	11,705	56,184	1.0%
Jo-Ann Stores Inc.*	3,160	40,353	0.8%
Nu Skin Enterprises, Inc., Class A	6,640	63,014	1.2%
Stage Stores, Inc.	5,530	39,540	0.7%
Semiconductors - 1.6%
Microsemi Corporation*	4,855	40,782	0.8%
Varian Semiconductor Equipment Associates, Inc.*	2,225	42,364	0.8%
Software - 6.8%
Aspen Technology, Inc.*	14,290	95,743	1.8%
Avid Technology, Inc.*	4,055	40,591	0.8%
Bottomline Technologies, Inc.*	9,915	66,232	1.2%
SPSS, Inc.*	2,675	68,694	1.3%
Sybase, Inc.*	3,275	89,440	1.7%
Telecommunications - 4.8%
Alaska Communications Systems Group, Inc.	8,170	68,220	1.3%
CommScope, Inc.*	3,795	54,724	1.0%
Switch & Data Facilities Company, Inc.*	4,920	33,850	0.6%
Symmetricom, Inc.*	14,265	52,923	1.0%
Syniverse Holdings, Inc.*	3,455	46,850	0.9%
Transportation - 0.8%
Genesee & Wyoming Inc., Class A*	1,585	43,065	0.8%
Total common stocks (cost $5,081,517)		4,724,713	88.3%
Investment companies - 5.9%
Apollo Investment Corporation	3,285	21,517	0.4%
iShares Russell 2000 Growth Index Fund	510	24,082	0.5%
iShares Russell 2000 Index Fund	4,250	189,040	3.5%
iShares Russell 2000 Value Index Fund	1,930	81,813	1.5%
Total investment companies (cost $337,923)		316,452	5.9%
Total investment portfolio excluding
repurchase agreement (cost $5,419,440)		5,041,165	94.2%
Repurchase agreement - 4.9%
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 30, 2009 @
0.12% to be repurchased at $265,003 on
February 2, 2009, collateralized by
$275,000 United States Treasury Bills,
due July 16, 2009 (market value
$274,536 including interest) (cost $265,000)		265,000	4.9%

Total investment portfolio (cost $5,684,440)		5,306,165	99.1%
Other assets and liabilities, net,		48,118	0.9%
Net assets		$ 5,354,283	100.0%

* Non-income producing security.

REIT - Real estate investment trust.

Eagle Small Cap Growth Fund
Investment Portfolio
January 31, 2009
(unaudited)

			% of net
Common stocks - 99.4%	Shares	Value	assets
Banks - 0.9%
First Commonwealth Financial Corporation	211,775	$ 2,030,922	0.9%
Biotechnology - 2.9%
Cubist Pharmaceuticals Inc.*	170,150	3,642,912	1.7%
Myriad Genetics, Inc.*	34,995	2,609,577	1.2%
Building materials - 0.8%
Texas Industries Inc.	73,805	1,676,112	0.8%
Chemicals - 4.9%
Huntsman Corporation	891,965	2,372,627	1.1%
Intrepid Potash Inc.*	194,010	3,953,924	1.8%
Quaker Chemical Corporation	98,350	1,122,174	0.5%
Terra Industries Inc.	164,490	3,368,755	1.5%
Coal - 1.0%
Alpha Natural Resources Inc.*	131,715	2,149,589	1.0%
Commercial services - 8.7%
American Public Education, Inc.*	39,210	1,535,464	0.7%
Corrections Corp of America*	249,184	3,433,756	1.5%
FTI Consulting Inc.*	145,485	5,966,340	2.7%
K12 Inc.*	35,630	569,011	0.3%
Lender Processing Services Inc.	73,440	1,903,565	0.9%
Monster Worldwide, Inc.*	200,425	1,845,914	0.8%
The GEO Group, Inc.*	270,270	3,999,996	1.8%
Computers - 3.9%
Compellent Technologies, Inc.*	510,108	6,172,307	2.8%
Netezza Corporation*	406,822	2,469,410	1.1%
Distribution/Wholesale - 1.5%
MWI Veterinary Supply, Inc.*	42,320	885,758	0.4%
School Specialty Inc.*	147,589	2,435,218	1.1%
Electrical components & equipment - 1.0%
Advanced Energy Industries, Inc.*	251,160	2,255,417	1.0%
Electronics - 3.6%
Coherent, Inc.*	251,315	4,546,288	2.1%
Dolby Laboratories Inc., Class A*	82,050	2,097,198	0.9%
OYO Geospace Corporation*	96,818	1,447,429	0.6%
Energy-Alternative sources - 1.1%
SunPower Corporation, Class A*	69,655	2,337,622	1.1%
Entertainment - 5.0%
Bally Technologies Inc.*	281,120	5,675,813	2.6%
Lions Gate Entertainment Corporation*	557,870	3,129,651	1.4%
Shuffle Master, Inc.*	636,304	2,157,071	1.0%
Environmental control - 2.8%
Waste Connections Inc.*	210,353	6,104,444	2.8%
Financial services - 1.1%
Investment Technology Group, Inc.*	111,805	2,423,932	1.1%
Healthcare products - 11.2%
American Medical Systems Holdings, Inc.*	551,105	5,896,824	2.7%
Cutera, Inc.*	302,575	2,030,278	0.9%
Hansen Medical, Inc.*	77,280	349,306	0.2%
Resmed Inc.*	85,590	3,415,041	1.5%
SurModics, Inc.*	26,485	525,198	0.2%
Thoratec Corporation*	372,770	10,799,147	4.9%
Vital Images, Inc.*	150,468	1,701,793	0.8%
Healthcare services - 7.3%
Amedisys Inc.*	60,780	2,505,959	1.1%
Centene Corporation*	280,215	4,968,212	2.2%
Icon PLC, Sponsored ADR*	262,002	5,266,240	2.4%
Lincare Holdings Inc.*	143,645	3,454,662	1.6%
Home furnishings - 1.7%
Universal Electronics, Inc.*	336,940	3,800,683	1.7%
Internet - 3.9%
Internet Capital Group, Inc.*	171,415	738,799	0.3%
NetFlix Inc.*	61,575	2,225,320	1.0%
TIBCO Software, Inc.*	1,043,930	5,585,026	2.5%
U.S. Auto Parts Network, Inc.*	96,610	131,390	0.1%
Iron/Steel - 1.5%
Cliffs Natural Resources Inc.	148,090	3,431,245	1.5%
Leisure time - 1.6%
WMS Industries Inc.*	155,270	3,450,099	1.6%
Metal fabricate/hardware - 2.2%
Northwest Pipe Company*	139,475	4,917,888	2.2%
Multimedia - 1.6%
Entravision Communications Corporation, Class A*	263,345	221,210	0.1%
FactSet Research Systems Inc.	83,387	3,318,803	1.5%
Oil & gas - 1.4%
Atwood Oceanics Inc.*	61,755	1,028,221	0.5%
Denbury Resources Inc.*	168,440	2,061,706	0.9%
Oil & gas services - 3.5%
Core Laboratories NV	37,180	2,498,124	1.1%
Lufkin Industries, Inc.	150,410	5,256,830	2.4%
Pharmaceuticals - 2.8%
BioMarin Pharmaceutical Inc.*	143,185	2,757,743	1.2%
Herbalife Ltd.	114,855	2,355,676	1.1%
Onyx Pharmaceuticals Inc.*	34,215	1,041,162	0.5%
Printing & publishing - 1.8%
John Wiley & Sons Inc., Class A	113,950	4,037,248	1.8%
Retail - 5.8%
BJ's Restaurants, Inc.*	274,900	3,051,390	1.4%
Cash America International, Inc.	224,110	4,096,731	1.8%
Genesco Inc.*	370,820	5,710,628	2.6%
Semiconductors - 3.3%
Macrovision Solutions Corporation*	310,540	4,071,179	1.8%
Varian Semiconductor Equipment Associates Inc.*	178,230	3,393,499	1.5%
Software - 6.7%
Ansys Inc.*	134,890	3,353,365	1.5%
Eclipsys Corporation*	623,890	5,465,276	2.5%
Quality Systems, Inc.	159,540	5,947,651	2.7%
Telecommunications - 3.9%
EMS Technologies, Inc.*	359,585	8,630,038	3.9%
Total common stocks (cost $253,878,869)		219,807,786	99.4%
Repurchase agreement - 1.5%
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 30, 2009 @
0.12% to be repurchased at $3,426,034 on
February 2, 2009, collateralized by
$2,680,000 United States Treasury Bonds,
7.5% due November 15, 2016 (market value
$3,525,780 including interest) (cost $3,426,000)		3,426,000	1.5%

Total investment portfolio (cost $257,304,869)		223,233,786	100.9%
Other assets and liabilities, net,		(2,040,459)	-0.9%
Net assets		$ 221,193,327	100.0%

* Non-income producing security.

ADR - American depository receipt.

Eagle International Equity Fund
Investment Portfolio
January 31, 2009
(unaudited)

				% of net
Common stocks - 83.5%		Shares	Value	assets
Australia - 2.4%
BHP Billiton Ltd.		82,757	$ 1,558,448	1.3%
Macquarie Airports		289,903	416,947	0.3%
Newcrest Mining Ltd.		10,929	212,246	0.2%
Rio Tinto Ltd.		27,945	726,950	0.6%
Austria - 0.8%
Flughafen Wien AG		11,500	461,616	0.4%
OMV AG		12,952	371,310	0.3%
Telekom Austria AG		4,832	68,056	0.1%
Bermuda - 0.0%
Central European Media Enterprises Ltd., Class A*		5,562	54,841	0.0%
Brazil - 1.0%
Cia Vale do Rio Doce, Sponsored ADR		86,159	1,215,703	1.0%
Canada - 3.5%
Barrick Gold Corporation		44,534	1,675,677	1.3%
Eldorado Gold Corporation*		18,945	148,316	0.1%
EnCana Corporation		10,953	487,425	0.4%
Ivanhoe Mines Ltd.*		30,448	83,926	0.1%
Kinross Gold Corporation		38,891	689,175	0.6%
Petro-Canada		4,290	93,024	0.1%
Potash Corporation of Saskatchewan Inc.		9,432	709,563	0.6%
Research in Motion Ltd.*		3,635	201,379	0.2%
Talisman Energy Inc.		17,278	163,586	0.1%
China - 0.1%
Beijing Capital International Airport Company, Ltd., Class H		256,278	112,567	0.1%
Czech - 2.4%
Komercni Banka, AS		26,049	2,913,016	2.4%
Denmark - 0.6%
ALK-Abello AS, Class B		1,222	107,611	0.1%
Novo Nordisk AS, Class B		12,182	650,033	0.5%
Finland - 0.8%
Nokia Oyj		46,926	576,206	0.5%
Orion Oyj, Class B		12,142	209,568	0.2%
Stora Enso Oyj, Class R*		23,112	141,453	0.1%
France - 14.8%
Aeroports de Paris SA		7,162	385,745	0.3%
Air Liquide SA		2,316	169,132	0.1%
Alstom SA		2,516	122,175	0.1%
AXA SA		26,130	408,675	0.3%
BNP Paribas		13,203	507,323	0.4%
Bouygues SA		3,590	123,006	0.1%
Carrefour SA		22,375	767,505	0.6%
Casino Guichard-Perrachon SA		3,882	255,758	0.2%
Compagnie de Saint-Gobain		6,249	212,632	0.2%
Credit Agricole SA		43,731	534,175	0.4%
Electricite de France		7,770	380,588	0.3%
France Telecom SA		98,160	2,216,118	1.8%
GDF Suez SA		40,420	1,556,236	1.3%
Groupe Danone SA		39,992	2,061,032	1.7%
Lafarge SA		3,126	144,832	0.1%
L'Oreal Group SA		894	59,638	0.0%
LVMH Moet Hennessy Louis Vuitton SA		4,473	245,154	0.2%
Sanofi-Aventis SA		35,397	1,998,034	1.6%
Schneider Electric SA		3,923	249,945	0.2%
Societe Generale		13,071	551,455	0.4%
Suez Environnement SA*		6,898	110,491	0.1%
TOTAL SA		76,941	3,859,335	3.1%
Vinci SA		17,193	590,853	0.5%
Vivendi		39,072	1,011,062	0.8%
Germany - 9.8%
Adidas AG		1,551	53,676	0.0%
Allianz SE		5,686	478,553	0.4%
BASF SE		14,770	427,570	0.3%
Bayer AG		14,174	755,154	0.6%
Bayerische Motoren Werke AG		4,652	110,343	0.1%
Daimler AG		19,091	537,771	0.4%
Deutsche Post AG		3,985	49,941	0.0%
Deutsche Telekom AG		100,382	1,213,298	1.0%
E.ON AG		67,248	2,163,587	1.7%
Fraport AG Frankfurt Airport Services Worldwide		48,923	1,838,513	1.5%
Fresenius Medical Care AG & Co. KGaA		23,378	1,047,961	0.8%
Fresenius SE		6,636	327,124	0.3%
Merck KGaA		2,408	204,324	0.2%
Metro AG		4,727	171,890	0.1%
Muenchener Rueckversicherungs AG		3,608	479,061	0.4%
Rhoen-Klinikum AG		15,583	319,240	0.3%
RWE AG		17,324	1,346,214	1.1%
Siemens AG		12,802	717,705	0.6%
Greece - 0.1%
Hellenic Telecommunications Organization SA		12,463	187,861	0.1%
Hong Kong - 0.4%
China Merchants Holdings (International) Company Ltd.		118,970	210,689	0.2%
GOME Electrical Appliances Holdings Ltd. (a)		390,486	56,401	0.0%
Shun Tak Holdings Ltd.		791,511	286,040	0.2%
Hungary - 1.4%
OTP Bank NyRt.		170,403	1,688,774	1.4%
Richter Gedeon NyRt.		183	20,911	0.0%
Ireland - 1.2%
CRH PLC		64,778	1,503,734	1.2%
Italy - 4.5%
Assicurazioni Generali SpA		24,477	509,482	0.4%
Buzzi Unicem SpA		23,170	289,573	0.2%
Credito Emiliano SpA		26,410	117,677	0.1%
Enel SpA		67,345	377,490	0.3%
ENI SpA		170,778	3,623,449	2.9%
Italcementi SpA		4,122	38,647	0.0%
Telecom Italia SpA		181,976	223,630	0.2%
UniCredit SpA		282,668	497,298	0.4%
Japan - 6.2%
Aisin Seiki Company, Ltd.		3,001	39,727	0.0%
Canon Inc.		9,473	254,604	0.2%
Central Japan Railway Company		66	469,475	0.4%
Daikin Industries, Ltd.		2,800	63,935	0.1%
Denso Corporation		7,613	137,598	0.1%
East Japan Railway Company		11,600	785,965	0.6%
Eisai Co., Ltd.		3,800	138,809	0.1%
Fanuc Ltd.		2,500	148,310	0.1%
Fuji Media Holdings Inc.		41	52,134	0.0%
Honda Motor Company, Ltd.		23,420	523,589	0.4%
ITOCHU Corporation		7,000	33,940	0.0%
Japan Tobacco Inc.		76	217,162	0.2%
KDDI Corporation		70	437,405	0.4%
Komatsu Ltd.		8,900	91,383	0.1%
Kubota Corporation		7,491	40,437	0.0%
Kyocera Corporation		1,400	89,431	0.1%
Mitsubishi Corporation		5,200	68,809	0.1%
Mitsubishi Electric Corporation		28,000	127,581	0.1%
Mitsui & Company, Ltd.		7,000	72,710	0.1%
Nidec Corporation		1,300	61,466	0.0%
Nintendo Company, Ltd.		2,361	726,319	0.6%
Nippon Telegraph & Telephone Corporation		2,300	110,894	0.1%
NTT DoCoMo, Inc.		377	656,521	0.5%
Olympus Corporation		1,508	24,220	0.0%
Panasonic Corporation		16,853	202,073	0.2%
Ricoh Company Ltd.		5,000	60,663	0.0%
Seven & I Holdings Co., Ltd.		13,200	351,798	0.3%
Shin-Etsu Chemical Company, Ltd.		2,900	134,673	0.1%
Sony Corporation		3,886	75,148	0.1%
Suzuki Motor Corporation		6,400	86,079	0.1%
Takeda Pharmaceutical Company, Ltd.		3,200	149,508	0.1%
Toyota Motor Corporation		35,432	1,130,059	0.9%
Yamada Denki Company, Ltd.		1,590	93,785	0.1%
Luxembourg - 0.7%
ArcelorMittal		36,660	823,371	0.7%
Mexico - 0.0%
Grupo Cementos de Chihuahua, SAB de CV		21,355	43,104	0.0%
Netherlands - 5.9%
Heineken NV		19,542	576,747	0.5%
Koninklijke KPN NV		44,997	602,068	0.5%
Koninklijke Philips Electronics NV		17,526	318,652	0.3%
Reed Elsevier NV		11,123	123,620	0.1%
Royal Dutch Shell PLC, Class A		137,034	3,403,014	2.7%
TNT NV		3,636	63,571	0.1%
Unilever NV		95,255	2,106,327	1.7%
New Zealand - 0.1%
Auckland International Airport Ltd.		157,799	145,206	0.1%
Norway - 0.1%
StatoilHydro ASA		10,326	178,477	0.1%
Poland - 1.5%
Bank Pekao SA		31,291	971,470	0.8%
Powszechna Kasa Oszczednosci Bank Polski SA		114,192	906,941	0.7%
Portugal - 0.1%
Energias de Portugal SA		31,953	113,655	0.1%
Romania - 0.1%
Romanian Development Bank-Groupe Societe Generale		88,073	153,613	0.1%
Russia - 0.0%
Inter RAO UES OJSC, 144A, Sponsored GDR (a)*		7,106	10,659	0.0%
OAO Kuzbassenergo, 144A, Sponsored GDR (a)*		2,363	2,127	0.0%
OAO OGK-1 (Wholesale Generation Company No. 1), 144A, Sponsored GDR (a)*		32,708	12,593	0.0%
OAO OGK-2 (Wholesale Generation Company No. 2), 144A, Sponsored GDR (a)*		8,500	5,525	0.0%
OAO OGK-3 (Wholesale Generation Company No. 3), 144A, Sponsored GDR (a)*		13,974	4,891	0.0%
OAO OGK-6 (Wholesale Generation Company No. 6), 144A, Sponsored GDR (a)*		9,911	6,145	0.0%
OAO RAO Energy System of East*		1,700,000	3,060	0.0%
OAO TGK-1 (Territorial Generation Company No. 1), 144A, Sponsored GDR (a)*		12,988	5,845	0.0%
OAO TGK-2 (Territorial Generation Company No. 2), 144A, Sponsored GDR (a)*		2,193	1,350	0.0%
OAO TGK-4 (Territorial Generation Company No. 4), 144A, Sponsored GDR (a)*		5,389	2,964	0.0%
OAO TGK-9 (Territorial Generation Company No. 9), 144A, Sponsored GDR (a)*		5,712	2,876	0.0%
OAO TGK-14 (Territorial Generation Company No. 14), 144A, Sponsored GDR (a)*		544	959	0.0%
OAO Volga Territorial Generation Company, 144A, Sponsored GDR (a)*		5,678	2,839	0.0%
Open Investments OJSC, Sponsored GDR (a)*		1,361	4,423	0.0%
Sistema-Hals, 144A, Sponsored GDR*		21,005	5,251	0.0%
Yenisei Territorial Generating Company, 144A, Sponsored GDR (a)*		5,848	3,216	0.0%
Spain - 3.3%
Banco Bilbao Vizcaya Argentaria SA		52,785	495,405	0.4%
Banco Santander SA		69,217	560,113	0.5%
EDP Renovaveis SA*		40,090	298,748	0.2%
Iberdrola Renovables SA*		24,153	98,343	0.1%
Iberdrola SA		126,406	984,049	0.8%
Inditex SA		16,633	636,351	0.5%
Telefonica SA		57,511	1,025,765	0.8%
Sweden - 0.9%
Getinge AB, Class B		13,019	173,908	0.1%
Hennes & Mauritz AB, Class B		16,138	622,988	0.5%
Svenska Cellulosa AB, B Shares		32,912	256,727	0.2%
TeliaSonera AB		19,512	85,831	0.1%
Switzerland - 7.5%
ABB Ltd.		15,842	206,783	0.2%
BKW FMB Energie AG		2,943	251,676	0.2%
Compagnie Financiere Richemont SA		8,169	119,728	0.1%
Flughafen Zuerich AG		1,537	344,198	0.3%
Holcim Ltd.		5,074	205,340	0.2%
Nestle SA		97,739	3,385,769	2.7%
Nobel Biocare Holding AG		3,440	53,117	0.0%
Novartis AG		36,434	1,510,257	1.2%
Roche Holding AG		11,267	1,587,230	1.3%
Swisscom AG		196	61,804	0.0%
Syngenta AG		4,661	902,017	0.7%
The Swatch Group AG		1,337	149,734	0.1%
Xstrata PLC		14,896	122,940	0.1%
Zurich Financial Services AG		2,696	488,111	0.4%
Taiwan - 0.0%
Cathay Financial Holding Company Ltd., Sponsored GDR		283	2,830	0.0%
United States - 0.2%
Dr Pepper Snapple Group Inc.*		4,767	78,417	0.1%
Synthes Inc.		1,119	135,353	0.1%
Ukraine - 0.3%
Raiffeisen Bank Aval*		1,908,985	34,394	0.0%
Ukrnafta Oil Company		5,473	70,940	0.1%
Ukrsotsbank JSCB*		2,466,696	47,959	0.0%
UkrTelecom		5,916,954	203,240	0.2%
UkrTelecom, Sponsored GDR		9,912	15,864	0.0%
United Kingdom - 12.8%
BHP Billiton PLC		84,994	1,454,676	1.2%
BP PLC		306,345	2,177,595	1.8%
British American Tobacco PLC		31,826	876,322	0.7%
Cadbury PLC		91,582	741,245	0.6%
Diageo PLC		96,849	1,324,937	1.1%
GlaxoSmithKline PLC		72,999	1,290,111	1.0%
HSBC Holdings PLC		67,860	529,546	0.4%
Imperial Tobacco Group PLC		21,471	589,021	0.5%
National Grid PLC		34,361	322,678	0.3%
Rio Tinto PLC		27,540	601,059	0.5%
Rolls-Royce Group PLC*		37,380	179,848	0.1%
Scottish & Southern Energy PLC		15,817	273,918	0.2%
Smith & Nephew PLC		102,005	741,214	0.6%
Tesco PLC		414,233	2,150,297	1.7%
Tullow Oil PLC		25,898	259,717	0.2%
Vodafone Group PLC		1,008,345	1,879,223	1.5%
WM Morrison Supermarkets PLC		91,094	357,426	0.3%
WPP PLC		19,107	108,130	0.1%
Total common stocks (cost $131,933,149)			103,776,783	83.5%

Equity-linked notes - 0.0%
Germany - 0.0%
Deutsche Bank AG London, 144A, Series 51, 0%, 12/31/09 (a)*		17	17,186	0.0%
Deutsche Bank AG London, 144A, Series 63, 0%, 12/31/09 (a)*		17	2,734	0.0%
Total equity-linked notes (cost $188,734)			19,920	0.0%

Investment companies - 9.9%
British Virgin Islands - 0.0%
RenShares Utilities Ltd., Class RenGen*		41,476	20,738	0.0%
Hong Kong - 1.9%
Tracker Fund of Hong Kong		1,373,500	2,330,110	1.9%
Ireland - 0.5%
iShares DJ Euro STOXX 50		19,848	566,464	0.5%
Japan - 5.1%
Nomura Asset Management/Nikkei 225 Index ETF		7,299	645,826	0.5%
Nomura Asset Management/Topix Index ETF		648,940	5,758,984	4.6%
United States - 2.4%
iShares MSCI South Korea Index Fund		110,817	2,939,974	2.4%
Total investment companies (cost $12,854,190)			12,262,096	9.9%

Total investment portfolio excluding
repurchase agreement (cost $144,976,073)			116,058,799	93.4%

Repurchase agreement - 0.9%
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 30, 2009 @
0.12% to be repurchased at $1,065,011 on
February 2, 2009, collateralized by
$990,000 United States Treasury Notes,
3.875% due February 15, 2013 (market value
$1,098,934 including interest) (cost $1,065,000)			1,065,000	0.9%

Total investment portfolio (cost $146,041,073)			117,123,799	94.3%
Other assets and liabilities, net,			7,049,096	5.7%
Net assets			$124,172,895	100.0%

* Non-income producing security.
(a) Restricted secutities deemed to be illiquid for purposes of compliance limitations on holding illiquid securities. At January 31, 2009, these securities aggregated $142,733 or 0.11% of the net assets of the fund.

ADR - American depository receipt.
ETF - Exchange-traded fund.
GDR - Global depository receipt.
144A -	144A securities are issued pursuant to Rule 144A of the Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At January 31, 2009, these securities aggregated $87,160 or 0.07% of the net assets of the fund.

Forward Foreign Currency Contracts Outstanding
UNAUDITED | 01.31.2009
Contract to deliver		In exchange for		Delivery date	Unrealized appreciation (depreciation)
EUR	5,875,042	USD	7,583,436	03/02/09	$ 64,148
CZK	18,969,373	USD	961,828	04/20/09	91,972
EUR	9,585,437	USD	12,828,191	04/21/09	566,844
USD	13,315,159	EUR	9,585,437	04/21/09	(1,053,812)
PLN	3,443,628	USD	1,245,045	05/07/09	262,581
USD	1,068,746	PLN	3,443,628	05/07/09	(86,282)
PLN	4,807,442	USD	1,678,477	05/11/09	307,097
USD	306,630	PLN	1,032,577	05/11/09	(12,075)
HUF	748,326,367	USD	3,482,042	05/12/09	314,128
USD	2,223,773	HUF	468,980,301	05/12/09	(238,424)
CZK	4,648,659	USD	230,989	05/21/09	17,896
PLN	1,314,152	USD	427,089	05/21/09	52,334
CZK	1,467,901	USD	79,995	07/14/09	12,765
CZK	1,473,500	USD	79,995	10/14/09	12,514
PLN	3,070,608	USD	979,304	10/20/09	106,948
USD	1,148,669	PLN	3,070,608	10/20/09	(276,312)
CZK	26,716,364	USD	1,344,685	10/27/09	121,126
USD	311,174	CZK	5,750,501	10/27/09	(47,812)
PLN	6,148,702	USD	1,958,743	11/19/09	212,713
USD	2,274,697	PLN	6,148,702	11/19/09	(528,667)
		Net unrealized depreciation			$ (100,319)

CZK	Czech Koruna
EUR	Euro Currency
HUF	Hungarian Forint
PLN	Polish Zloty
USD	United States Dollar

Industry Allocation
UNAUDITED | 01.31.2009
		% of net
Industry	Value	assets
Oil & gas	$ 14,687,875	11.8%
Investment companies	12,262,096	9.9%
Food	11,997,249	9.7%
Banks	10,529,079	8.5%
Telecommunications	9,563,783	7.7%
Mining	8,489,116	6.8%
Pharmaceuticals	7,866,396	6.3%
Electric	6,278,904	5.1%
Engineering & construction	4,625,434	3.7%
Chemicals	3,098,109	2.5%
Building materials	2,501,797	2.0%
Auto manufacturers	2,387,841	1.9%
Insurance	2,366,712	1.9%
Beverages	1,980,101	1.6%
Retail	2,030,785	1.6%
Agriculture	1,682,505	1.3%
Gas	1,556,236	1.3%
Healthcare products	1,430,716	1.2%
Healthcare services	1,367,201	1.1%
Transportation	1,368,952	1.1%
Multimedia	1,119,191	0.9%
Iron/Steel	823,371	0.7%
Diversified manufacturer	717,704	0.6%
Toys/Games/Hobbies	726,319	0.6%
Electronics	469,549	0.4%
Financial services	455,843	0.4%
Electrical components & equipment	377,526	0.3%
Energy-Alternative sources	397,091	0.3%
Forest products & paper	398,180	0.3%
Machinery	402,305	0.3%
Office/Business equipment	315,267	0.3%
Computers	201,379	0.2%
Home furnishings	277,221	0.2%
Real estate	295,714	0.2%
Aerospace/Defense	179,848	0.1%
Auto parts & equipment	177,325	0.1%
Distribution/Wholesale	175,459	0.1%
Printing & publishing	123,620	0.1%
Television, cable & radio	106,975	0.1%
Water	110,491	0.1%
Other	137,534	0.1%
Total investment portfolio excluding
repurchase agreement	$ 116,058,799	93.4%

Eagle Series Trust

1-31-09

NOTE 1 | Organization and investment objective The Eagle Series Trust (the “Trust”) is organized as a separate Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is advised by Eagle Asset Management, Inc. (the “Manager” or “Eagle”). The Eagle Family of Funds consist of the Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and the Eagle Series Trust in addition to two other investment companies advised by Eagle, the Heritage Cash Trust and Heritage Income Trust. Members of the Boards of Trustees (“Boards of Trustees” or the “Boards”) for the Trusts may serve as Trustees for one or more of the Eagle Family of Funds.

The Eagle Series Trust presently offers shares in six series (each, a “Fund” and collectively, the “Funds”): 1) the International Equity Fund which seeks capital appreciation principally through investment in a portfolio of international equity securities, 2) the Large Cap Core Fund which seeks long-term growth through capital appreciation, 3) the Mid Cap Growth Fund which seeks long-term capital appreciation, 4) the Mid Cap Stock Fund which seeks long-term capital appreciation, 5) the Small Cap Core Value Fund which seeks capital growth, and 6) the Small Cap Growth Fund which seeks long-term capital appreciation.

Class offerings Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers.

•

Class A shares are sold at a maximum front-end sales charge of 4.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed prior to one year of purchase.

•	Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies
Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The Funds determine the NAV of their shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after an NAV is priced, Eagle is not required to revalue the NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Funds’ determination of the NAV.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAVs. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards. Pursuant to the Procedures, the Boards have delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of certain officers of the Eagle Family of Funds and other employees of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Each Fund has implemented the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective September 1, 2008. FAS 157 establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosure about fair value measurements that are relevant to a mutual fund’s value. Eagle has concluded that the adoption of FAS 157 has not had a material impact on the Funds’ financial statements.

Various inputs are used in determining the value of the Funds’ investments. FAS 157 establishes a three level hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three levels are defined below:

Level 1	—	Valuations based on quoted prices for identical securities in active markets,

Level 2	—	Valuations based on quoted prices in markets that are not active for which all significant inputs are observable, either directly or indirectly, and

Level 3	—	Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s NAV as of January 31, 2009.

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Eagle International Equity Fund
Investments in securities	$69,100,085	$48,023,714	$-	$117,123,799
Other financial instruments*	$-	$(100,319)	$-	$(100,319)
Total investment portfolio	$69,100,085	$47,923,395	$-	$117,023,480

Eagle Large Cap Core Fund
Investments in securities	$105,511,802	$11,572,000	$-	$117,083,802
Total investment portfolio	$105,511,802	$11,572,000	$-	$117,083,802

Eagle Mid Cap Growth Fund
Investments in securities	$109,957,024	$9,631,000	$-	$119,588,024
Total investment portfolio	$109,957,024	$9,631,000	$-	$119,588,024

Eagle Mid Cap Stock Fund
Investments in securities	$963,938,852	$7,379,000	$-	$971,317,852
Total investment portfolio	$963,938,852	$7,379,000	$-	$971,317,852

Eagle Small Cap Core Value Fund
Investments in securities	$5,041,165	$265,000	$-	$5,306,165
Total investment portfolio	$5,041,165	$265,000	$-	$5,306,165

Eagle Small Cap Growth Fund
Investments in securities	$219,807,786	$3,426,000	$-	$$223,233,786
Total investment portfolio	$219,807,786	$3,426,000	$-	$$223,233,786

* Other financial instruments include forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

Specific types of securities are valued as follows:

•

Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Manager will value the security at fair value in good faith using the Procedures.

•

Foreign securities If market quotations from a pricing source are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. The Manager relies on a screening process from a fair valuation vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not reliable and does not reflect the current market value as of the close of the NYSE. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Funds may also fair value a security if certain events occur between the time trading ends on a particular security and the time of a Fund’s NAV calculation. The Funds may fair value the particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that the Manager determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAVs of Fund shares are determined only on business days of the Funds, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

•

Fixed income securities Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Short-term securities The amortized cost method of security valuation is used by the Funds(as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term investments (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates market value.

Foreign currency transactions The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency contracts Each of the Funds except the Small Cap Growth Fund is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency contracts are valued on each valuation day and the unrealized gain or loss is included in the Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”) There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments.

Repurchase agreements Each Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Expenses Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Boards. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon their relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations Each class of shares has equal rights to earnings and assets except that each class may bear different expense for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains Distributions of net investment income are made annually. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Funds use the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. All dividends paid by the Funds from net investment income are deemed to be ordinary income for Federal income tax purposes.

Other In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Funds is expected to be remote.

NOTE 3 | New accounting pronouncements In March 2008, FASB issued its new Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance, and cash flows. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008. The Manager is evaluating the application of FAS 161 to the Funds, and is not in a position at this time to estimate the significance of its impact on the Funds’ financial statements.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST

Date:     March 27, 2009

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST

Date:     March 27, 2009

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Date:     March 27, 2009

/s/ Andrea N. Mullins

Andrea N. Mullins

Principal Financial Officer